SHARE CAPITAL (Details 2)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Statement [Line Items]
Warrants, outstanding | shares	84,639,987
Weighted average exercise price | $ / shares	$ 0.27
Weighted average remaining life, outstanding	2 years 3 months 29 days
Warrant 1
Statement [Line Items]
Exercise price	0.20
Warrants, outstanding | shares	43,330,500
Weighted average exercise price | $ / shares	$ 0.20
Weighted average remaining life, outstanding	2 years 10 months 24 days
Warrant 2
Statement [Line Items]
Exercise price	0.27
Warrants, outstanding | shares	9,259,259
Weighted average exercise price | $ / shares	$ 0.27
Weighted average remaining life, outstanding	2 years 5 months 19 days
Warrant 3
Statement [Line Items]
Exercise price	0.37
Warrants, outstanding | shares	32,050,228
Weighted average exercise price | $ / shares	$ 0.37
Weighted average remaining life, outstanding	1 year 6 months